June 13, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re: Munder Series Trust (“Trust”) (File Nos. 333-102943 and 811-21294)

To the Commission:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated October 29, 2011 as amended and restated June 1, 2012 for the Munder Large-Cap Value Fund, as filed electronically via EDGAR with the Securities and Exchange Commission on May 31, 2012 (Accession # 000193125-12-255386).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Managing Counsel

cc: A. Eisenbeis